GMO Resources Fund Average Annual Total Returns			12 Months Ended	47 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended	168 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent			23.06%			4.08%	11.99%		6.18%
Performance Inception Date		Dec. 28, 2011
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.57%			1.92%	10.37%		4.66%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.28%			2.63%	9.57%		4.57%
Class III | MSCI ACWI Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.48%			15.01%	10.23%		4.24%
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%			11.19%	11.72%		11.24%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			23.12%			4.14%	12.04%	6.10%
Performance Inception Date		Mar. 20, 2013
Class IV | MSCI ACWI Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.48%			15.01%	10.23%	4.50%
Class IV | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%			11.19%	11.72%	10.45%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			23.15%	(1.42%)
Performance Inception Date		Feb. 08, 2022
Class VI | MSCI ACWI Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.48%	8.80%
Class VI | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	10.94%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			23.08%		2.20%
Performance Inception Date		Jan. 22, 2021
Class R6 | MSCI ACWI Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.48%		13.78%
Class R6 | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%		10.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			22.95%		2.10%
Performance Inception Date		Jan. 22, 2021
Class I | MSCI ACWI Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.48%		13.78%
Class I | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%		10.63%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.